Stock-Based Compensation (Details)	9 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012	Sep. 04, 2013 2013 Plan	Sep. 30, 2013 2013 Plan	Sep. 30, 2013 2003 Plan	Dec. 31, 2012 2003 Plan	Sep. 04, 2013 2003 Plan	Sep. 30, 2013 2003 Plan Options	Dec. 31, 2012 2003 Plan Options	Sep. 30, 2013 2013 ESPP	Sep. 04, 2013 2013 ESPP
Stock-Based Compensation
Number of stock-based compensation plans	2
Shares reserved for issuance		79,059,000	1,500,000	1,500,000							275,000
Remaining shares reserved for issuance		120,000				119,542	155,884
Additional shares authorized under new plan			1,344,116
Annual increase in shares authorized under plan, shares threshold			3,150,000
Percentage threshold of outstanding shares as of December 31 of each year for calculation of annual increase in authorized shares under the plan			4.00%
Grants made				0
Expiration period of options								10 years	10 years
Vesting period of stock options and restricted stock awards					4 years	4 years
Purchase price of common stock expressed as a percentage of the fair market value of a share of common stock										85.00%